Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets	The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	1 to 7 years

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(17)	$9	$26	$(16)	$10
Energy services relationships	90	(63)	27	90	(45)	45
Software	331	(203)	128	304	(133)	171
Land rights	1	—	1	1	—	1
Commodity contracts (a)	7	(1)	6	332	(20)	312
	$455	$(284)	$171	$753	$(214)	$539
(a)The majority of commodity contracts were disposed of in April 2021 through the disposition of the majority of WGL Midstream's commodity business (Note 4).
Summary of Estimated Amortization Expense of Intangible Assets
The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2022	$60
2023	$44
2024	$30
2025	$24
2026	$1
Thereafter	$5